Provisions - Other Litigation (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) company item	Dec. 31, 2017 EUR (€) company item	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Feb. 13, 2018 EUR (€)	Dec. 31, 2017 EUR (€) item	Dec. 31, 2014 EUR (€)
Disclosure of provision matrix [line items]
Provisions				€ 14,459.0	€ 14,494.0		€ 14,489.0	€ 15,376.0
Main factors to calculate the provisions and the future forecast
Extraordinary provision made		€ 4,727.0		3,651.0	4,096.0
Extraordinary provision used		€ 1,669.0		1,143.0	990.0
The Plevin V. Paragon Personal Finance Ltd Case (Plevin) Member
Disclosure of provision matrix [line items]
Extension period per final rules	2 years	2 years
"Planos Economicos"
Main factors to calculate the provisions and the future forecast
Number of methods of calculating economic losses that the court has excluded from the case | item	1	1
The Intervention Of Alleged Fraud Of Bernard L. Madoff Investment Securities LLC
Main factors to calculate the provisions and the future forecast
The amount of subfund to cover the exposure of customers of the Group							2,330.0
The amount of subfund to cover the exposure of institutional investors and international private banking customers							2,010.0
The amount of subfund to cover the exposure of investment portfolios of the Group's private banking customers in Spain							€ 320.0
Administrative Investigation, Possible Collusion, Hedge For Syndicated Loans [Member]
Main factors to calculate the provisions and the future forecast
Fine imposed, all parties						€ 91.0
Fine imposed, Santander portiion						€ 23.9
Floor Clauses | Banco Popular Espanol, S.A.
Main factors to calculate the provisions and the future forecast
Extraordinary provision made		€ 223.0
Extraordinary provision used		238.0
Maximum risk		€ 900.0
Maximum risk scenario (as a percent)	50	50
Litigation Related To Acquisition [Member] | Banco Popular Espanol, S.A.
Main factors to calculate the provisions and the future forecast
Number of procedures filed before the European Union Court | item	103						103
Number of procedures filed before the Spanish Audienciia Nacional | item	261						261
Santander UK plc | The Plevin V. Paragon Personal Finance Ltd Case (Plevin) Member
Disclosure of provision matrix [line items]
Number of years to be extended to file a claim as set as limitation period	2 years	2 years
Banco Santander (Brasil) S.A | "Planos Economicos"
Disclosure of provision matrix [line items]
Number of years to be extended to file a claim as set as limitation period	5 years	5 years
Main factors to calculate the provisions and the future forecast
Number of years to file a claim as sought by a claimant	20 years	20 years
Number of proceedings have been brought at the High Court Of Justice (STJ) and the Federal Supreme Court (STF) | item	2	2
Banif Banco Santander Totta SA | Legal Case To Request Court Judgment On The Validity Of The Swaps
Main factors to calculate the provisions and the future forecast
Number of other public companies as other parties in the transaction | company	4	4
Other combined provisions
Disclosure of provision matrix [line items]
Provisions				5,712.0	5,604.0		€ 5,841.0	€ 5,310.0
Main factors to calculate the provisions and the future forecast
Average compensation by accepted claim	£ 1,378.0						1,222.0
Extraordinary provision made		€ 3,855.0		3,024.0	3,632.0
Extraordinary provision used		992.0		789.0	674.0
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions				685.0	€ 916.0		€ 885.0
Main factors to calculate the provisions and the future forecast
Claims received | item	1,623,000						1,623,000
Claims received for proactive contact | item	487,000						487,000
Percentage response to complaints received by proactive contact	54.00%						54.00%
Percentage of claims accepted by the Entity	47.00%						47.00%
Average compensation by accepted claim | £	£ 1,378.0
Claims to be received as forecast | item	660,000						660,000
Claims to be received as forecast for proactive contacts | item	127,000						127,000
Future forecast of percentage response to complaints received by proactive contact	100.00%						100.00%
Future forecast of percentage of claims accepted by the Entity	68.00%						68.00%
Future forecast of average compensation by accepted claim | £	£ 564.0
The reasonably possible increase or decrease in the number of claims received | item	25,000						25,000
The increase (decrease) in provision that would have been caused by an increase or decrease in a assumption of number of claims received | £	£ 9.0
The reasonably possible increase or decrease in the number of claims received for proactive contact | item	25,000						25,000
The increase (decrease) in provision that would have been caused by an increase or decrease in a assumption of number of claims received for proactive contact | £	£ 5.0
The reasonably possible increase or decrease in the percentage response to complaints received by proactive contact	1.00%						1.00%
The increase (decrease) in provision that would have been caused by an increase or decrease in a assumption of percentage response to complaints received by proactive contact | £	£ 0.3
The reasonably possible increase or decrease in the percentage of claims accepted by the entity	1.00%						1.00%
The increase (decrease) in provision that would have been caused by an increase or decrease in a assumption of percentage of claims accepted by the entity | £	£ 2.6
The reasonably possible increase or decrease in average compensation by accepted claim | £	100.0
The increase (decrease) in provision that would have been caused by an increase or decrease in a assumption of average compensation by accepted claim | £	50.0
Provision For Customer Remediation PPI Redress And Related Costs | Santander UK plc
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	109.0	€ 124.0	£ 144.0	140.0
Provisions	£ 356.0						€ 401.0
Provision for customer remediation based on August 2016 FCA papers | Santander UK plc
Disclosure of provision matrix [line items]
Additional provisions charged to income statement			114.0	140.0
Provision for customer remediation based on past business review | Santander UK plc
Disclosure of provision matrix [line items]
Additional provisions charged to income statement			32.0	€ 37.0
Provision for customer remediation portfolio based on past business review | Santander UK plc
Disclosure of provision matrix [line items]
Additional provisions charged to income statement | £			£ 30.0